[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06403
MORGAN STANLEY EMERGING MARKETS FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31/04

Date of reporting period:	9/30/04

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

2004 Third Quarter Report

September 30, 2004 (unaudited)

Portfolio of Investments

	Shares	Value (000)
COMMON STOCKS (95.6%) (Unless otherwise noted)
Brazil (10.5%)
Chemicals
Braskem SA (Preference)	(a)9,270,000	$309
Braskem SA ADR	(a)14,600	483
		792
Commercial Banks
Banco Bradesco SA (Preference)	36,295	1,906
Banco Bradesco SA ADR	20,586	1,085
Banco Itau Holding Financeira SA (Preference)	15,745,246	1,743
Banco Itau Holding Financeira SA ADR	45,110	2,504
		7,238
Electric Utilities
CEMIG SA (Preference)	56,619,000	1,208
CEMIG SA ADR	52,000	1,105
		2,313
Metals & Mining
CSN ADR	49,000	761
CVRD ADR	25,302	569
CVRD ADR (Preference)	274,712	5,288
CVRD, ‘A’ (Preference)	4,313	83
Usinas Siderurgicas de Minas Gerais SA, ‘A’ (Preference)	7,281	112
		6,813
Oil & Gas
Petrobras SA (Preference)	19,697	647
Petrobras SA ADR	133,963	4,722
Petrobras SA ADR (Preference)	147,956	4,723
		10,092
Paper & Forest Products
Votorantim Celulose e Papel SA ADR	45,600	1,576
Wireless Telecommunication Services
Telesp Celular Participacoes SA (Preference)	(a)610,686,369	1,493
Telesp Celular Participacoes SA ADR	(a)134,300	830
		2,323
		31,147
Chile (0.8%)
Electric Utilities
Enersis SA ADR	311,400	2,254
China/Hong Kong (6.3%)
Auto Components
Norstar Founders Group Ltd.	1,503,000	337
Shougang Concord Century Holdings Ltd.	3,415,000	359
		696
Automobiles
AviChina Industry & Technology Co., ‘H’	2,963,000	304
Building Products
Asia Aluminum Holdings Ltd.	7,698,000	839
Computers & Peripherals
TPV Technology Ltd.	2,038,000	1,307
Electric Utilities
China Resources Power Holdings Co.	707,000	406
Huaneng Power International, Inc., ‘H’	1,076,000	869
		1,275
Electronic Equipment & Instruments
Kingboard Chemicals Holdings Ltd.	401,000	823
Energy Equipment & Services
China Oilfield Services Ltd., ‘H’	3,035,000	895
Health Care Equipment & Supplies
Moulin International Holdings Ltd.	568,000	322
Household Durables
Grande Holdings Ltd.	536,000	461
Insurance
China Life Insurance Co., Ltd., ‘H’	(a)2,021,000	1,296
Ping An Insurance Group Co. of China Ltd., ‘H’	(a)837,000	1,229
		2,525
Internet Software & Services
Sina Corp.	(a)8,200	209
Tom Online, Inc.	(a)1,702,000	240
		449
Metals & Mining
Yanzhou Coal Mining Co., Ltd., ‘H’	816,000	1,057
Multiline Retail
Lianhua Supermarket Holdings Co., Ltd., ‘H’	552,000	655

Portfolio of Investments (cont’d)

	Shares	Value (000)
China/Hong Kong (cont’d)
Multiline Retail (cont’d)
Wumart Stores, Inc., ‘H’	(a)280,000	$553
		1,208
Oil & Gas
China Petroleum & Chemical Corp., ‘H’	1,594,000	649
CNOOC Ltd.	4,525,000	2,365
Sinopec Zhenhai Refining & Chemical Co., Ltd., ‘H’	894,000	940
		3,954
Textiles, Apparel & Luxury Goods
Fountain Set Holdings Ltd.	1,239,000	930
Victory City International Holdings Ltd.	1,051,000	404
		1,334
Transportation Infrastructure
Hainan Meilan International Airport Co., Ltd., ‘H’	636,000	526
Hopewell Highway Infrastructure Ltd.	1,296,000	815
		1,341
		18,790
Colombia (0.3%)
Commercial Banks
BanColombia SA ADR	101,800	825
Egypt (2.1%)
Construction & Engineering
Orascom Construction Industries	122,438	2,659
Tobacco
Eastern Tobacco	45,403	903
Wireless Telecommunication Services
MobiNil	148,552	2,667
		6,229
India (4.8%)
Automobiles
Hero Honda Motors Ltd.	99,900	974
Banks
HDFC Bank Ltd.	52,000	456
Commercial Banks
Industrial Development Bank of India Ltd.	(a)367,000	721
State Bank of India Ltd.	(b)41,550	453
		1,174
Diversified Telecommunication Services
Mahanagar Telephone Nigam Ltd.	196,000	603
Electrical Equipment
ABB Ltd.	35,929	589
Bharat Heavy Electricals Ltd.	138,700	1,733
		2,322
Household Products
Hindustan Lever Ltd.	197,500	539
Industrial Conglomerates
Grasim Industries Ltd.	31,500	787
Siemens India Ltd.	13,000	317
		1,104
Internet Software & Services
IndiaInfo.com PCL	(b)116,052	@—
IT Services
Infosys Technologies Ltd.	40,408	1,491
Metals & Mining
Hindalco Industries Ltd.	24,600	722
Steel Authority of India Ltd.	(a)912,066	925
		1,647
Oil & Gas
Mahindra & Mahindra Ltd.	56,000	522
Oil & Natural Gas Corp., Ltd.	56,700	924
		1,446
Pharmaceuticals
Cipla Ltd.	147,000	948
Road & Rail
Container Corp. of India Ltd.	41,600	665
Thrifts & Mortgage Finance
Housing Development Finance Corp., Ltd.	59,000	783
		14,152
Indonesia (2.5%)
Commercial Banks
Bank Central Asia Tbk PT	3,951,000	864
Bank Internasional Indonesia Tbk PT	(a)22,596,000	395
Bank Mandiri Persero Tbk PT	6,784,500	1,076
Bank Rakyat Indonesia PT	4,627,500	1,037
		3,372
Construction Materials
Indocement Tunggal Prakarsa Tbk PT	(a)2,961,500	631
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	1,888,000	857

Portfolio of Investments (cont’d)

	Shares	Value (000)
Indonesia (cont’d)
Metals & Mining
Bumi Resources Tbk PT	(a)14,879,500	$1,220
Multiline Retail
Ramayana Lestari Sentosa Tbk PT	1,800,500	836
Tobacco
Gudang Garam Tbk PT	412,500	586
		7,502
Israel (0.9%)
Aerospace & Defense
Elbit Systems Ltd.	1	@—
Software
Check Point Software Technologies Ltd.	(a)159,144	2,701
		2,701
Japan (0.0%)
Household Durables
Sansui Electric Co., Ltd.	(a)268,000	78
Malaysia (1.1%)
Commercial Banks
Commerce Asset Holdings Bhd	532,000	630
Electric Utilities
Tenaga Nasional Bhd	100,000	290
YTL Corp. Bhd	419,000	485
		775
Hotels, Restaurants & Leisure
Magnum Corp. Bhd	1,145,000	726
Resorts World Bhd	222,000	584
		1,310
Real Estate
SP Setia Bhd	733,500	714
		3,429
Mexico (7.9%)
Beverages
Femsa ADR	23,700	1,047
Commercial Banks
Grupo Financiero Banorte SA de CV, ‘O’	110,500	521
Construction Materials
Cemex SA de CV	13,594	76
Cemex SA de CV ADR	48,390	1,362
		1,438
Diversified Telecommunication Services
Telmex, ‘L’ ADR	14,435	466
Food & Staples Retailing
Wal-Mart de Mexico SA ADR	49,133	1,665
Wal-Mart de Mexico SA, ‘V’	218,600	743
Wal-Mart de Mexico SA de CV	1,263,719	4,291
		6,699
Media
Grupo Televisa SA ADR	106,800	5,631
Wireless Telecommunication Services
America Movil SA de CV, ‘L’ ADR	200,277	7,817
		23,619
Morocco (0.4%)
Commercial Banks
Banque Marocaine du Commerce Exterieur	17,800	1,081
Peru (0.2%)
Metals & Mining
CVRD SA ADR	30,200	717
Poland (1.1%)
Diversified Telecommunication Services
Telekomunikacja Polska SA	160,878	696
Telekomunikacja Polska SA GDR	601,400	2,604
		3,300
Russia (8.3%)
Commercial Banks
Sberbank RF GDR	(a)39,200	1,628
Diversified Telecommunication Services
Uralsvyazinform ADR	100,700	747
Metals & Mining
MMC Norilsk Nickel ADR	7,100	454
Oil & Gas
Gazprom ADR (Registered)	156,400	5,599
LUKOIL ADR	52,519	6,512
Surgutneftegaz ADR	73,972	2,693
Surgutneftegaz ADR (Preferred)	23,639	1,135
YUKOS ADR	87,049	1,389
		17,328
Paper & Forest Products
Alliance Cellulose Ltd., ‘B’	(b)156,075	@—
Wireless Telecommunication Services
Mobile Telesystems ADR	1,600	232
Mobile Telesystems GDR	(c)17,400	2,512

Portfolio of Investments (cont’d)

	Shares	Value (000)
Russia (cont’d)
Wireless Telecommunication Services (cont’d)
Vimpel-Communications ADR	(a)10,300	$1,120
VolgaTelecom ADR	132,000	775
		4,639
		24,796
South Africa (13.6%)
Commercial Banks
Standard Bank Group Ltd.	305,271	2,407
Diversified Financial Services
African Bank Investments Ltd.	1,915,700	3,854
Diversified Telecommunication Services
Telkom SA Ltd.	154,870	1,766
Food & Staples
Massmart Holdings Ltd.	398,026	2,417
Shoprite Holdings Ltd.	1,430,800	2,282
		4,699
Food Products
AVI Ltd.	260,400	841
Household Durables
Steinhoff International Holdings Ltd.	1,459,300	2,204
Insurance
African Life Assurance Co., Ltd.	659,200	1,455
Sanlam Ltd.	933,400	1,585
		3,040
Metals & Mining
Anglo American Platinum Corp., Ltd.	36,000	1,517
Anglo American plc	114,638	2,735
Anglo American plc (London Shares)	48,709	1,169
AngloGold Ashanti Ltd.	17,000	656
AngloGold Ashanti Ltd. ADR	2,092	81
Gold Fields Ltd.	79,400	1,076
Gold Fields Ltd. ADR	17,500	239
Harmony Gold Mining Co., Ltd.	107,554	1,468
Harmony Gold Mining Co., Ltd. ADR	59,300	808
Impala Platinum Holdings Ltd.	19,235	1,546
Ispat Iscor Ltd.	73,900	532
Kumba Resources Ltd.	160,800	978
		12,805
Paper & Forest Products
Sappi Ltd.	179,700	2,547
Sappi Ltd. ADR	2,400	34
		2,581
Specialty Retail
Edgars Consolidated Stores Ltd.	60,600	1,774
Wireless Telecommunication Services
MTN Group Ltd.	955,140	4,560
		40,531
South Korea (14.2%)
Airlines
Korean Air Lines Co., Ltd.	(a)111,900	1,530
Auto Components
Hankook Tire Co., Ltd.	300,780	2,704
Hyundai Mobis	64,450	3,246
		5,950
Automobiles
Hyundai Motor Co.	17,040	786
Hyundai Motor Co. (Preference)	11,210	290
		1,076
Capital Markets
Daishin Securities Co., Ltd.	58,380	725
Daishin Securities Co., Ltd. (Preference)	49,260	372
LG Investment & Securities Co., Ltd.	(a)259,490	1,717
		2,814
Commercial Banks
Pusan Bank	135,950	821
Shinhan Financial Group Co., Ltd.	102,310	1,768
		2,589
Construction & Engineering
LG Engineering & Construction Corp.	22,830	416
Electronic Equipment & Instruments
Samsung SDI Co., Ltd.	80,220	7,907
Food Products
Orion Corp.	14,000	1,044
Machinery
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	29,970	436
STX Shipbuilding Co., Ltd.	71,290	706
		1,142

Portfolio of Investments (cont’d)

		Value
	Shares	(000)
South Korea (cont’d)
Multiline Retail
Hyundai Department Store Co., Ltd.	10,090	$285
Oil & Gas
Doosan Heavy Industries and Construction Co., Ltd.	8,810	86
Pharmaceuticals
GlaxoSmithkline Pharmaceuticals Ltd.	42,000	616
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	27,892	11,094
Samsung Electronics Co., Ltd. (Preference)	7,060	1,848
		12,942
Specialty Retail
Handsome Co., Ltd.	109,500	956
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.	91,620	1,365
Tobacco
KT&G Corp.	53,780	1,422
Wireless Telecommunication Services
SK Telecom Co., Ltd.	1,310	200
		42,340
Taiwan (10.5%)
Airlines
Eva Airways Corp.	766,866	298
Auto Components
Cheng Shin Rubber Industry Co., Ltd.	524,984	643
Commercial Banks
Chinatrust Financial Holding Co., Ltd.	1,686,091	1,817
Mega Financial Holding Co., Ltd.	962,000	606
Taishin Financial Holdings Co., Ltd.	1,400,450	1,129
		3,552
Computers & Peripherals
Acer, Inc.	654,842	887
Infortrend Technology, Inc.	477,225	983
		1,870
Construction & Engineering
CTCI Corp.	1,547,543	829
Construction Materials
Taiwan Cement Corp.	3,620,802	2,004
Diversified Financial Services
Fubon Financial Holding Co., Ltd.	1,060,000	974
Polaris Securities Co., Ltd.	2,264,505	1,140
Yuanta Core Pacific Securities Co.	(a)200,000	141
		2,255
Electrical Equipment
Catcher Technology Co., Ltd.	171,600	480
Delta Electronics, Inc.	249,000	348
Phoenixtec Power Co., Ltd.	695,730	666
Richtek Technology Corp.	98,800	193
Waffer Technology Co., Ltd.	470,350	782
		2,469
Electronic Equipment & Instruments
Hon Hai Precision Industry Co., Ltd.	845,893	2,913
Ya Hsin Industrial Co., Ltd.	1,780,925	1,610
		4,523
Insurance
Cathay Financial Holding Co., Ltd.	813,000	1,531
Shin Kong Financial Holding Co., Ltd.	1,307,000	1,066
		2,597
Leisure Equipment & Products
Asia Optical Co., Inc.	485,504	2,344
Largan Precision Co., Ltd.	130,713	920
		3,264
Machinery
Kaulin Manufacturing Co., Ltd.	330,050	364
Marine
Evergreen Marine Corp.	387,787	380
Semiconductors & Semiconductor Equipment
Faraday Technology Corp.	138,051	203
MediaTek, Inc.	296,270	1,988
Novatek Microelectronics Corp., Ltd.	165,927	440
Sunplus Technology Co., Ltd.	411,300	585
		3,216
Software
Cyberlink Corp.	244,417	579
Springsoft, Inc.	395,984	735
		1,314
Specialty Retail
Tsann Kuen Enterprise Co., Ltd.	433,025	520

Portfolio of Investments (cont’d)

	Shares	Value (000)
Taiwan (cont’d)
Wireless Telecommunication Services
Taiwan Cellular Corp.	1,075,000	$1,032
		31,130
Thailand (5.3%)
Airlines
Thai Airways International PCL (Foreign)	545,200	642
Commercial Banks
Bangkok Bank PCL (Foreign)	(a)1,089,700	2,594
Kasikornbank PCL (Foreign)	(a)1,051,100	1,181
Kasikornbank PCL NVDR	(a)401,400	437
Krung Thai Bank PCL (Foreign)	3,350,800	656
Siam City Bank PCL (Foreign)	476,600	261
Siam Commercial Bank PCL (Foreign)	464,700	500
		5,629
Construction & Engineering
Italian-Thai Development PCL (Foreign)	4,426,400	984
Sino Thai Engineering & Construction PCL (Foreign)	1,135,000	243
		1,227
Electric Utilities
Ratchaburi Electricity Generating Holding PCL (Foreign)	292,000	265
Food & Staples
CP Seven Eleven PCL (Foreign)	512,200	718
Household Durables
Land & Houses PCL (Foreign)	3,565,700	819
Metals & Mining
Banpu PCL (Foreign)	200,100	774
Multiline Retail
Siam Makro PCL (Foreign)	100,700	111
Oil & Gas
PTT PCL (Foreign)	408,800	1,699
Real Estate
Asian Property Development PCL	3,878,600	364
Lalin Property PCL (Foreign)	1,145,300	185
MBK PCL (Foreign)	207,300	253
		802
Wireless Telecommunication Services
Advanced Info Service PCL (Foreign)	791,900	1,914
Total Access Communication PCL	(a)311,000	1,045
		2,959
		15,645
Turkey (4.8%)
Building Products
Trakya Cam Sanayii AS	502,029,777	1,268
Commercial Banks
Akbank TAS	639,289,115	2,890
Turkiye Garanti Bankasi AS	(a)499,000,000	1,676
Yapi ve Kredi Bankasi AS	(a)452,614,000	1,189
		5,755
Construction Materials
Akcansa Cimento AS	519,485,125	1,451
Household Durables
Arcelik AS	(a)236,125,000	1,381
Industrial Conglomerates
Enka Insaat ve Sanayi AS	48,254,503	1,131
Media
Hurriyet Gazetecilik ve Matbaacilik AS	888,377,100	1,610
Wireless Telecommunication Services
Turkcell Iletisim Hizmetleri AS	350,787,295	1,563
		14,159
TOTAL COMMON STOCKS (Cost $228,094)		284,425
INVESTMENT COMPANIES (1.1%)
India (0.5%)
Diversified Financial Services
Morgan Stanley Growth Fund	(d)4,694,400	1,561
Poland (0.6%)
Diversified Financial Services
Narodowy Fundusz Inwestycyjny Empik Media & Fashion SA	(a)762,586	1,769
TOTAL INVESTMENT COMPANIES (Cost $2,299)		3,330

Portfolio of Investments (cont’d)

	No. of Warrants	Value (000
WARRANTS (0.0%)
China (0.0%)
Electronic Equipment & Instruments
Kingboard Chemicals Holdings Ltd. (Cost $@—)	(a)40,100	$	@—

	Face Amount (000)
DEBT INSTRUMENTS (0.2%)
India (0.2%)
Construction Materials
DCM Shriram Industries Ltd. 0.00% (expired maturity)	INR	335	286
DCM Shriram Investments Ltd. 0.00% (expired maturity)	INR	330	224
			510
Metals & Mining
Shri Ishar Alloy Steels Ltd. 15.00% (expired maturity)	INR	(b)581	@—
TOTAL DEBT INSTRUMENTS (Cost $1,169)			510
SHORT-TERM INVESTMENT (1.7%)
United States (1.7%)
Repurchase Agreement
J.P. Morgan Securities, Inc.,1.60%, dated 9/30/04, due 10/1/04, repurchase price $5,097 (Cost $5,097)	$	(e)5,097	5,097
TOTAL INVESTMENTS + (98.6%) (Cost $236,659)			$293,362
OTHER ASSETS LESS LIABILITIES (1.4%)			4,172
TOTAL NET ASSETS (100.0%)			$297,534

(a)                                  Non-income producing.

(b)                                 Security was valued at fair value - At September 30, 2004, the Fund held $453,000 of fair-valued securities, representing 0.2% of net assets.

(c)                                  144A security — certain conditions for public sale may exist.

(d)                                 The Morgan Stanley India Growth Fund, acquired at a cost of $891,309, is advised by an affiliate of the Adviser. During the nine months ended September 30, 2004, there were no purchases or sales of this security. The Fund derived $155,444 of income from this security during the nine months ended September 30, 2004.

(e)                                  The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

@                                    Value is less than $500.

ADR                     American Depositary Receipt

GDR                       Global Depositary Receipt

INR                           Indian Rupee

NVDR              Non-Voting Depositary Receipt

+                                         At September 30, 2004, the U.S. Federal income tax cost basis of investments was approximately $236,659,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $56,703,000 of which $69,889,000 related to appreciated securities and $13,186,000 related to depreciated securities.

Portfolio of Investments (cont’d)

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date (000)	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
THB	3,561	$86	10/1/04	US$	86	$86	$ @—
THB	707	17	10/4/04	US$	17	17	@—
TRL	363,074,910	241	10/1/04	US$	241	241	@—
TRL	617,550,555	411	10/4/04	US$	410	410	(1)
US$	434	434	10/1/04	MXN	4,955	435	1
US$	401	401	10/1/04	ZAR	2,590	401	@—
US$	24	24	10/5/04	ZAR	156	24	@—
US$	49	49	10/6/04	ZAR	314	49	@—
US$	93	93	10/7/04	ZAR	601	93	@—
ZAR	290	45	10/4/04	US$	45	45	@—
ZAR	33,810	5,043	6/27/05	US$	4,980	4,980	(63)
		$6,844				$6,781	$(63)

MXN — Mexican Peso

THB — Thai Baht

TRL — Turkish Lira

ZAR — South African Rand

SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY

CLASSIFICATION - SEPTEMBER 30, 2004

INDUSTRY	Value (000)	Percent of Net Assets
Commercial Banks	$36,401	12.2%
Oil & Gas	34,605	11.6
Wireless Telecommunication Services	27,760	9.3
Metals & Mining	25,487	8.6
Semiconductors & Semiconductor Equipment	16,158	5.4
Electronic Equipment & Instruments	13,253	4.5
Food & Staples Retailing	12,116	4.0
Diversified Financial Services	9,439	3.2
Insurance	8,162	2.7
Diversified Telecommunication Services	7,739	2.6
Auto Components	7,289	2.5
Media	7,241	2.4
Electric Utilities	6,882	2.3
Construction Materials	6,034	2.0
Construction & Engineering	5,131	1.7
Household Durables	4,943	1.7
Electrical Equipment	4,791	1.6
Paper & Forest Products	4,157	1.4
Software	4,015	1.3
Leisure Equipment & Products	3,264	1.1
Specialty Retail	3,250	1.1
Computers & Peripherals	3,177	1.1
Tobacco	2,911	1.0
Other	39,157	13.3
	$293,362	98.6%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Emerging Markets Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 19, 2004

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 19, 2004